Liabilities Other Liabilities, Current (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Payroll-related obligations	$ 243	$ 258
Employee benefits, including current pension obligations	127	126
Income and other taxes payable	259	277
Warranty obligations (Note 9)	64	66
Restructuring (Note 10)	80	89
Customer deposits	34	38
Deferred income taxes (Note 14)	8	1
Derivative financial instruments (Note 17)	64	16
Accrued interest	30	24
Other	312	293
Total	$ 1,221	$ 1,188